Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net	December 31, ($ in millions) 2021 2020 Raw materials 2,136 1,785 Work in process 995 1,020 Finished goods 1,594 1,499 Advances to suppliers 155 165 Total 4,880 4,469